Supplemental Geographical Information Based on Location of the Company and Its Subsidiaries (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Assets	¥ 13,635,357	¥ 11,787,599	¥ 11,577,714
Depreciation expense decreased (increased)	(335,536)	(345,105)	(377,272)
Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)	56,300
Reconciling Items
Segment Reporting Disclosure [Line Items]
Assets	(132,281)	89,908	213,672
Unallocated amount
Segment Reporting Disclosure [Line Items]
Assets	293,583	399,732	453,116
Japan
Segment Reporting Disclosure [Line Items]
Assets	3,264,383	3,112,901	2,882,470
Japan | Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)	42,486
North America
Segment Reporting Disclosure [Line Items]
Assets	7,645,540	6,333,851	6,209,145
North America | Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)	9,602
Europe
Segment Reporting Disclosure [Line Items]
Assets	673,667	568,790	564,678
Europe | Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)	1,068
Asia
Segment Reporting Disclosure [Line Items]
Assets	1,523,192	1,070,331	1,049,113
Asia | Change in depreciation method
Segment Reporting Disclosure [Line Items]
Depreciation expense decreased (increased)	¥ 3,144